Capital [Member] Expense Example - Capital - TREASURY TRUST FUND - CAPITAL SHARES	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	$ 292